Offerings	Jun. 04, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	The Southern Company Common Stock
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, Preferred Stock, Stock Purchase Contracts and Stock Purchase Units and (b) principal amount of Senior Notes and Junior Subordinated Notes of The Southern Company (the "Company") as may from time to time be issued at indeterminable prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Company is deferring payment of all of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	The Southern Company Preferred Stock
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	The Southern Company Senior Notes
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	The Southern Company Junior Subordinated Notes
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	The Southern Company Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	The Southern Company Stock Purchase Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1.